Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate lock commitments on residential mortgages [Member]
Summary of level 3 fair value measurement activity for trust preferred securities
Balance, beginning of year
Total gains (losses), realized/unrealized:
Included in other income (1)	847
Included in accumulated other comprehensive income (loss)
Transfers into Level 3
Balance, end of year	847
Trust preferred securities [Member]
Summary of level 3 fair value measurement activity for trust preferred securities
Balance, beginning of year	4,908	5,642
Total gains (losses), realized/unrealized:
Included in other income (1)		(250)
Included in accumulated other comprehensive income (loss)	974	(484)
Purchases
Maturities
Prepayments
Calls
Transfers into Level 3
Balance, end of year	$ 5,882	$ 4,908